PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 132.2%
Bank Loans 10.1%
Canada 0.3%
Xplornet Communications, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	4.898%(c)	06/10/27		2,070	$2,024,966
Germany 0.4%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR	2,075	2,283,733
Luxembourg 1.2%
Galileo Global Education Finance Sarl, Term Loan^	—(p)	11/12/27		3,100	3,511,129
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	8.625	01/02/24		3,695	3,727,331
					7,238,460
Saint Lucia 0.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.800(c)	05/27/24		2,474	2,157,451
United Kingdom 1.5%
EG Finco Ltd., Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750(c)	04/20/26	EUR	2,916	3,090,563
Froneri Finco SARL, Second Lien Facility (EUR) Loan, 1 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	2,100	2,447,294
Richmond UK Bidco Ltd., Facility B, 6 Month GBP LIBOR + 4.250%	4.338(c)	03/03/24	GBP	120	139,564
Tilney Group Ltd., Facility B Loan, 3 Month GBP LIBOR + 5.000%^	5.061(c)	12/17/25	GBP	3,025	3,801,321
					9,478,742
United States 6.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/03/25		3,610	3,790,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.648%(c)	08/04/25		2,635	$2,634,627
CEC Entertainment, Inc., Term B Loan, 6 Month LIBOR + 8.500%	9.500(c)	08/31/26		858	549,240
Championx Holding, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25		2,450	2,381,400
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	8.000(c)	06/24/24(d)		3,875	2,848,125
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 6 Month LIBOR + 5.000%	6.000(c)	03/27/24		786	732,664
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	2,531	2,820,628
Greeneden U.S. Holdings II LLC, Term Loan	—(p)	10/08/27		575	567,633
Harbor Freight Tools USA, Inc., 2020 Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/19/27		600	590,250
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26		2,617	2,497,480
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26		773	744,395
Informatica LLC, Second Lien Initial Loan	7.125	02/14/25		800	808,000
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	5.500(c)	09/24/24		815	749,184
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	5.750(c)	02/24/25		225	206,706

Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27		1,025	1,004,500
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	11/06/24		2,793	2,762,549
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24		2,647	2,645,372
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24		1,421	1,414,448

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 6 Month GBP LIBOR + 8.500%^	8.982%(c)	10/31/27	GBP	5,900	$6,496,933
TIBCO Software, Inc., Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.400(c)	03/03/28		1,800	1,746,000
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.652(c)	06/30/25		925	923,073
Windstream Services LLC, Initial Term Loan, 3 Month LIBOR + 6.250%	7.250(c)	09/21/27		1,047	984,533
					39,898,240

Total Bank Loans (cost $64,500,065)					63,081,592
Convertible Bond 0.0%
Jamaica
Digicel Group 0.5 Ltd., Sub. Notes, 144A (cost $1,459)	7.000	—(rr)		38	5,140
Corporate Bonds 105.5%
Argentina 0.2%
YPF SA,
Sr. Unsec’d. Notes, 144A	6.950	07/21/27		1,752	930,358
Sr. Unsec’d. Notes, 144A	8.500	03/23/25		462	295,478
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	178,434
					1,404,270
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes (aa)	7.500	10/25/27		1,000	1,055,070
Sr. Unsec’d. Notes (aa)	8.375	11/07/28		780	857,111
Sr. Unsec’d. Notes, 144A (aa)	7.625	11/07/24		380	405,298
					2,317,479

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750%	05/02/24	850	$810,272
Brazil 3.6%
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN (aa)	4.500	09/24/24	1,120	1,156,885
Embraer Netherlands Finance BV, Gtd. Notes, 144A (aa)	6.950	01/17/28	2,055	2,067,134
MARB BondCo PLC, Gtd. Notes (aa)	6.875	01/19/25	2,000	2,070,449
NBM US Holdings, Inc., Gtd. Notes, 144A (aa)	7.000	05/14/26	1,000	1,064,574
Petrobras Global Finance BV,
Gtd. Notes	5.600	01/03/31	1,550	1,670,272
Gtd. Notes	5.999	01/27/28	2,000	2,240,736
Gtd. Notes	6.900	03/19/49	1,640	1,856,077
Gtd. Notes	7.375	01/17/27	2,890	3,483,658
Gtd. Notes	8.750	05/23/26	5,240	6,676,155
				22,285,940
Burkina Faso 0.1%
IAMGOLD Corp., Gtd. Notes, 144A (aa)	5.750	10/15/28	850	850,296
Canada 3.6%
1011778 BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A (aa)	4.000	10/15/30	1,150	1,142,989
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (aa)	7.500	12/01/24	2,975	2,238,122
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	275	199,399
Sr. Unsec’d. Notes, 144A (aa)	7.875	04/15/27	2,250	1,638,630
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	5,825	5,803,250

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A (aa)	4.875	02/15/30	1,275	1,211,618
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A (aa)	4.625	03/01/30	825	842,779
Sr. Unsec’d. Notes, 144A (aa)	5.250	12/15/27	1,275	1,348,312

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
MEG Energy Corp.,
Gtd. Notes, 144A	7.000%	03/31/24		550	$524,348
Gtd. Notes, 144A (aa)	7.125	02/01/27		1,027	924,629
New Gold, Inc.,
Gtd. Notes, 144A (aa)	6.375	05/15/25		1,490	1,543,048
Sr. Unsec’d. Notes, 144A (aa)	7.500	07/15/27		1,010	1,091,053

NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A (aa)	5.250	06/01/27		1,665	1,622,191
Precision Drilling Corp., Gtd. Notes, 144A (aa)	7.125	01/15/26		3,475	2,236,622
					22,366,990
Chile 0.0%
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28		205	219,105
China 0.4%
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	7.250	06/14/22		365	367,659
Sr. Sec’d. Notes	7.875	02/15/22		1,000	1,016,488
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25		900	897,835
Sr. Sec’d. Notes	8.500	02/26/24		400	416,318
					2,698,300
Colombia 0.0%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31		200	203,005
Costa Rica 0.0%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		358	329,202
France 2.4%
Banijay Group SAS, Sr. Unsec’d. Notes, 144A (aa)	6.500	03/01/26	EUR	1,400	1,586,938
La Financiere Atalian SASU,
Gtd. Notes (aa)	4.000	05/15/24	EUR	2,100	2,125,460

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
La Financiere Atalian SASU, (cont’d.)
Gtd. Notes (aa)	5.125%	05/15/25	EUR	1,275	$1,294,482
Loxam SAS,
Sr. Sub. Notes (aa)	4.500	04/15/27	EUR	1,630	1,576,615
Sr. Sub. Notes (aa)	5.750	07/15/27	EUR	1,550	1,582,930
Sr. Sub. Notes, 144A (aa)	4.500	04/15/27	EUR	2,400	2,321,396

Parts Europe SA, Sr. Sec’d. Notes, 144A	6.500	07/16/25	EUR	2,025	2,314,730
SPCM SA, Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	1,700	1,977,195
					14,779,746
Germany 2.1%
Cheplapharm Arzneimittel GmbH, Sr. Sec’d. Notes, 144A	5.500	01/15/28		275	278,432
Nidda BondCo GmbH, Gtd. Notes (aa)	5.000	09/30/25	EUR	2,068	2,342,262
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes (aa)	6.000	07/30/26	EUR	2,350	2,786,706
thyssenkrupp AG,
Sr. Unsec’d. Notes (aa)	1.375	03/03/22	EUR	2,400	2,727,657
Sr. Unsec’d. Notes, EMTN (aa)	2.750	03/08/21	EUR	1,750	2,038,559

Vertical Holdco GmbH, Sr. Unsec’d. Notes, 144A (aa)	6.625	07/15/28	EUR	900	1,083,071
Vertical Midco GmbH, Sr. Sec’d. Notes, 144A (aa)	4.375	07/15/27	EUR	1,400	1,647,695
					12,904,382
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,022,292
India 1.1%
ABJA Investment Co. Pte Ltd., Gtd. Notes (aa)	5.950	07/31/24		651	678,325
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A (aa)	6.450	06/04/29		905	912,606

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
India (cont’d.)
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes (aa)	4.250%	10/27/27	1,460	$1,316,337
Greenko Dutch BV, Sr. Sec’d. Notes (aa)	5.250	07/24/24	1,000	1,026,342
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23	1,000	1,003,192
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes (aa)	5.250	04/28/27	2,000	2,032,765
				6,969,567
Indonesia 0.2%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes (aa)	4.450	05/05/24	1,660	1,525,887
Israel 0.2%
Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A (aa)	6.750	06/30/30	1,110	1,143,508
Jamaica 1.4%
Digicel Group 0.5 Ltd.,
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	1,033	783,063
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25	231	78,347
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
Gtd. Notes, 144A	8.000	12/31/26	174	129,749
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	721	671,338
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,300	3,300,323
Sr. Sec’d. Notes, 144A	8.750	05/25/24	436	435,997

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23	5,020	3,112,484
				8,511,301
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26	925	920,874

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kuwait (cont’d.)
Kuwait Projects Co. SPC Ltd., (cont’d.)
Gtd. Notes, EMTN	4.500%	02/23/27		200	$198,949

MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30		305	363,064
					1,482,887
Luxembourg 3.7%
Altice France Holding SA, Gtd. Notes	4.000	02/15/28	EUR	700	731,691
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	7,400	8,338,312
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.227(c)	06/15/21(d)	EUR	315	6,961
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23(d)		2,085	1,226,799
Gtd. Notes, 144A	9.750	07/15/25(d)		3,355	2,076,726

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	1,300	1,044,691
Monitchem HoldCo 2 SA, Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	3,584,305
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	5,310	6,060,606
					23,070,091
Macau 0.4%
MGM China Holdings Ltd., Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	326,206
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,200	1,112,207
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	969,416
					2,407,829
Malaysia 0.1%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		910	896,207

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 3.2%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A (aa)	7.450%	11/15/29		450	$425,586
Cemex SAB de CV,
Sr. Sec’d. Notes	5.450	11/19/29		930	983,187
Sr. Sec’d. Notes, 144A	7.375	06/05/27		225	248,146

Mexico City Airport Trust, Sr. Sec’d. Notes (aa)	3.875	04/30/28		1,470	1,319,435
Nemak SAB de CV, Sr. Unsec’d. Notes (aa)	4.750	01/23/25		1,370	1,400,387
Petroleos Mexicanos,
Gtd. Notes (aa)	5.350	02/12/28		2,500	2,144,699
Gtd. Notes (aa)	6.490	01/23/27		3,758	3,497,394
Gtd. Notes (aa)	6.500	03/13/27		3,670	3,410,745
Gtd. Notes (aa)	6.500	06/02/41		2,100	1,616,237
Gtd. Notes, EMTN (aa)	2.750	04/21/27	EUR	1,915	1,815,878
Gtd. Notes, MTN (aa)	6.875	08/04/26		3,200	3,076,998
					19,938,692
Netherlands 2.5%
Nouryon Holding BV, Gtd. Notes (aa)	6.500	10/01/26	EUR	4,650	5,511,413
OCI NV, Sr. Sec’d. Notes (aa)	3.125	11/01/24	EUR	2,400	2,753,233
Promontoria Holding 264 BV, Sr. Sec’d. Notes (aa)	6.750	08/15/23	EUR	3,400	3,209,046
United Group BV,
Sr. Sec’d. Notes, 144A (aa)	3.125	02/15/26	EUR	850	925,605
Sr. Sec’d. Notes, 144A (aa)	3.625	02/15/28	EUR	2,900	3,156,876
					15,556,173
Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A (aa)	7.125	03/18/25		1,500	1,521,665
Oman 0.1%
Oztel Holdings SPC Ltd., Sr. Sec’d. Notes	6.625	04/24/28		500	490,895

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375%	05/31/30	385	$406,972
Peru 0.3%
Hudbay Minerals, Inc., Gtd. Notes, 144A (aa)	6.125	04/01/29	600	615,571
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27	1,000	1,040,371
				1,655,942
Puerto Rico 0.6%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23	3,475	3,714,601
Russia 0.6%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes (aa)	5.950(ff)	04/15/30	1,500	1,484,414
Sub. Notes, 144A (aa)	5.950(ff)	04/15/30	985	974,765

Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	740	1,104,703
				3,563,882
Saudi Arabia 0.2%
Arabian Centres Sukuk Ltd., Sr. Unsec’d. Notes, 144A	5.375	11/26/24	1,635	1,527,845
South Africa 1.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN (aa)	6.350	08/10/28	970	1,001,591
Sr. Unsec’d. Notes (aa)	5.750	01/26/21	1,905	1,863,103
Sr. Unsec’d. Notes (aa)	7.125	02/11/25	950	889,812
Sr. Unsec’d. Notes, EMTN (aa)	6.750	08/06/23	1,320	1,251,245
Sr. Unsec’d. Notes, MTN (aa)	8.450	08/10/28	1,240	1,181,645

Sasol Financing USA LLC, Gtd. Notes (aa)	5.875	03/27/24	1,930	1,854,424
				8,041,820

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 1.4%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes	6.750%	11/01/21	EUR	2,930	$1,643,440
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,000	502,031
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	2,609	3,046,941
Foodco Bondco SL,
Sr. Sec’d. Notes (aa)	6.250	05/15/26	EUR	2,075	1,986,094
Sr. Sec’d. Notes, 144A (aa)	6.250	05/15/26	EUR	1,500	1,435,730
					8,614,236
Switzerland 0.6%
Dufry One BV, Gtd. Notes (aa)	2.000	02/15/27	EUR	3,482	3,530,019
Thailand 0.3%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN	5.000(ff)	—(rr)		2,000	2,000,812
Tunisia 0.4%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	1,355	1,354,503
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	1,385	1,450,367
					2,804,870
Turkey 0.9%
Eldorado Gold Corp., Sec’d. Notes, 144A (aa)	9.500	06/01/24		1,711	1,869,409
KOC Holding A/S, Sr. Unsec’d. Notes, 144A (aa)	6.500	03/11/25		2,000	2,015,969
Turkiye Is Bankasi A/S, Sr. Unsec’d. Notes, EMTN (aa)	5.375	10/06/21		625	623,626
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A (aa)	6.000	01/23/25		700	652,328
Ulker Biskuvi Sanayi A/S, Sr. Unsec’d. Notes, 144A	6.950	10/30/25		205	203,153
					5,364,485

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.2%
Metinvest BV, Sr. Unsec’d. Notes, 144A	7.650%	10/01/27		200	$195,100
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	815	908,020
					1,103,120
United Kingdom 5.1%
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375% (aa)	8.875	10/15/23	GBP	1,052	1,266,091
Co-operative Group Holdings 2011 Ltd., Gtd. Notes (aa)	7.500	07/08/26	GBP	2,125	3,245,302
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	1,100	1,298,305
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A (aa)	4.375	02/07/25	EUR	3,900	4,156,054
Sr. Sec’d. Notes, 144A (aa)	8.500	10/30/25		1,750	1,808,352

Hurricane Finance PLC, Sr. Sec’d. Notes, 144A (aa)	8.000	10/15/25	GBP	2,200	2,950,772
International Consolidated Airlines Group SA, Sr. Unsec’d. Notes	1.500	07/04/27	EUR	1,700	1,453,953
Jerrold Finco PLC, Sr. Sec’d. Notes, 144A (aa)	4.875	01/15/26	GBP	2,250	2,691,644
Motion Bondco DAC,
Gtd. Notes, 144A (aa)	6.625	11/15/27		450	379,031
Sr. Sec’d. Notes (aa)	4.500	11/15/27	EUR	1,200	1,148,113

Motion Finco Sarl, Sr. Sec’d. Notes, 144A	7.000	05/15/25	EUR	1,300	1,476,881
Rolls-Royce PLC, Gtd. Notes, 144A	5.750	10/15/27	GBP	800	1,038,775
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes (aa)	5.000	04/15/27	GBP	2,250	3,015,227
Voyage Care BondCo PLC,
Sr. Sec’d. Notes (aa)	5.875	05/01/23	GBP	1,000	1,250,261
Sr. Sec’d. Notes, 144A (aa)	5.875	05/01/23	GBP	1,600	2,000,417

William Hill PLC, Gtd. Notes, MTN (aa)	4.750	05/01/26	GBP	1,700	2,444,608
					31,623,786

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States 66.3%
AdaptHealth LLC, Gtd. Notes, 144A	6.125%	08/01/28		505	$526,850
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	2,500	2,716,087
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25		250	274,873
Advantage Sales & Marketing, Inc., Sr. Sec’d. Notes, 144A	6.500	11/15/28		825	806,382
AECOM, Gtd. Notes (aa)	5.875	10/15/24		1,475	1,624,400
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A (aa)	3.500	03/15/29		1,425	1,382,312
Alliance Data Systems Corp., Gtd. Notes, 144A (aa)	4.750	12/15/24		1,300	1,211,422
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A (aa)	6.625	07/15/26		1,740	1,821,491
Sr. Unsec’d. Notes, 144A (aa)	9.750	07/15/27		3,150	3,369,974

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A (aa)	5.875	06/01/29		850	928,365
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes (aa)	7.875	12/15/24(d)		6,450	4,257
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		4,227	236,529
Sr. Sec’d. Notes, 144A	10.500	04/24/26		493	254,649

American Axle & Manufacturing, Inc., Gtd. Notes (aa)	6.250	03/15/26		2,250	2,255,361
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes (aa)	5.500	05/20/25		725	776,509
Sr. Unsec’d. Notes (aa)	5.625	05/20/24		275	292,965
Sr. Unsec’d. Notes (aa)	5.750	05/20/27		2,225	2,452,216
Sr. Unsec’d. Notes (aa)	5.875	08/20/26		2,100	2,304,707

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		375	375,469
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A (aa)	4.625	05/15/30		675	697,614

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A (aa)	5.750%	01/15/28		2,750	$2,449,783
Antero Resources Corp.,
Gtd. Notes (aa)	5.000	03/01/25		2,200	1,630,317
Gtd. Notes (aa)	5.375	11/01/21		700	700,781
Gtd. Notes (aa)	5.625	06/01/23		1,500	1,245,354
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A (aa)	4.125	08/15/26		575	588,591
Sr. Unsec’d. Notes, 144A (aa)	5.250	08/15/27		1,275	1,310,132

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		1,893	1,850,337
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A (aa)	9.875	04/01/27		1,925	2,150,838
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		500	514,577
Gtd. Notes	5.250	09/15/27		645	668,345
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	5,050	5,994,481
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		500	525,472
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (aa)	5.000	01/30/28		1,200	1,185,127
Gtd. Notes, 144A (aa)	5.250	01/30/30		1,200	1,180,371
Gtd. Notes, 144A (aa)	6.125	04/15/25		3,075	3,155,216
Gtd. Notes, 144A (aa)	6.250	02/15/29		1,125	1,159,344
Gtd. Notes, 144A (aa)	7.000	01/15/28		1,000	1,060,420
Gtd. Notes, 144A (aa)	7.250	05/30/29		1,340	1,441,793
Beazer Homes USA, Inc.,
Gtd. Notes (aa)	5.875	10/15/27		1,650	1,682,452
Gtd. Notes (aa)	7.250	10/15/29		1,725	1,856,425
Boeing Co. (The),
Sr. Unsec’d. Notes (aa)	5.150	05/01/30		2,875	3,181,275
Sr. Unsec’d. Notes (aa)	5.805	05/01/50		3,725	4,368,211

Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		500	535,745
Boyd Gaming Corp., Gtd. Notes, 144A	8.625	06/01/25		575	628,865

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750%	10/15/25		575	$573,166
Brinker International, Inc.,
Gtd. Notes, 144A (aa)	5.000	10/01/24		800	801,890
Sr. Unsec’d. Notes	3.875	05/15/23		750	730,091

Brink’s Co. (The), Gtd. Notes, 144A (aa)	5.500	07/15/25		685	711,918
BY Crown Parent LLC, Gtd. Notes, 144A (aa)	7.375	10/15/24		1,520	1,549,787
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A (aa)	4.250	01/31/26		985	999,042
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A (aa)	6.250	07/01/25		785	805,604
Sr. Unsec’d. Notes, 144A (aa)	8.125	07/01/27		825	861,630

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A (aa)	5.250	10/15/25		3,050	2,896,839
Calpine Corp.,
Sr. Unsec’d. Notes, 144A (aa)	4.625	02/01/29		900	908,439
Sr. Unsec’d. Notes, 144A (aa)	5.000	02/01/31		1,375	1,404,424
Sr. Unsec’d. Notes, 144A (aa)	5.125	03/15/28		7,175	7,416,595

Catalent Pharma Solutions, Inc., Gtd. Notes, 144A (aa)	2.375	03/01/28	EUR	2,300	2,557,839
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		325	332,352
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A (aa)	4.250	02/01/31		2,425	2,479,633
Sr. Unsec’d. Notes, 144A	4.500	05/01/32		2,125	2,194,124
Sr. Unsec’d. Notes, 144A (aa)	4.750	03/01/30		5,375	5,650,667
Sr. Unsec’d. Notes, 144A (aa)	5.375	06/01/29		2,325	2,507,501

CEC Entertainment, Inc., Gtd. Notes (aa)	8.000	02/15/22(d)		1,650	74,973
Central Garden & Pet Co., Gtd. Notes	4.125	10/15/30		175	177,189
Century Communities, Inc., Gtd. Notes (aa)	6.750	06/01/27		1,850	1,974,942
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U (aa)	7.650	03/15/42		1,725	1,900,565
Chemours Co. (The),
Gtd. Notes (aa)	6.625	05/15/23		3,360	3,347,471

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Chemours Co. (The), (cont’d.)
Gtd. Notes (aa)	7.000%	05/15/25	1,685	$1,698,954

Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A (aa)	4.625	10/15/28	3,900	4,042,088
CIT Group, Inc., Sr. Unsec’d. Notes	5.000	08/01/23	450	484,777
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A (aa)	9.250	08/01/24	2,125	1,806,625
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A (aa)	7.000	06/15/25	1,325	1,228,017
Clear Channel International BV, Sr. Sec’d. Notes, 144A	6.625	08/01/25	400	407,638
Clear Channel Worldwide Holdings, Inc., Gtd. Notes (aa)	9.250	02/15/24	6,213	5,408,791
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A (aa)	9.875	10/17/25	485	554,567
CNX Resources Corp., Gtd. Notes, 144A (aa)	7.250	03/14/27	1,550	1,635,318
CommScope, Inc., Gtd. Notes, 144A	7.125	07/01/28	405	407,096
Consolidated Communications, Inc., Sr. Sec’d. Notes, 144A	6.500	10/01/28	575	590,797
Constellium SE, Gtd. Notes, 144A (aa)	6.625	03/01/25	1,695	1,725,679
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A (aa)	5.625	11/15/26	1,195	800,650
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A (aa)	6.125	01/15/29	1,100	1,124,828
Gtd. Notes, 144A (aa)	8.000	04/15/26	275	285,830

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A (aa)	6.750	08/15/24	2,745	2,580,458
CSC Holdings LLC,
Gtd. Notes, 144A (aa)	4.125	12/01/30	900	914,100
Sr. Unsec’d. Notes, 144A (aa)	3.375	02/15/31	1,204	1,159,087
Sr. Unsec’d. Notes, 144A (aa)	4.625	12/01/30	3,300	3,299,643

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,125	1,164,358
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	230	241,533

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

DaVita, Inc., Gtd. Notes, 144A (aa)	4.625%	06/01/30		1,225	$1,244,162
DCP Midstream Operating LP, Gtd. Notes (aa)	5.625	07/15/27		615	637,146
Diamond BC BV, Sr. Unsec’d. Notes (aa)	5.625	08/15/25	EUR	2,972	3,416,945
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (aa)	6.625	08/15/27		4,125	1,711,764
Sr. Sec’d. Notes, 144A (aa)	5.375	08/15/26		2,150	1,257,486

Diebold Nixdorf Dutch Holding BV, Sr. Sec’d. Notes, 144A (aa)	9.000	07/15/25	EUR	775	933,158
DISH DBS Corp.,
Gtd. Notes (aa)	7.375	07/01/28		890	895,682
Gtd. Notes (aa)	7.750	07/01/26		2,805	2,974,539

Diversified Healthcare Trust, Gtd. Notes (aa)	9.750	06/15/25		1,100	1,209,131
Embarq Corp., Sr. Unsec’d. Notes (aa)	7.995	06/01/36		4,910	5,744,700
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A (aa)	5.500	01/30/26		2,325	2,361,587
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		350	364,410

Energizer Gamma Acquisition BV, Gtd. Notes (aa)	4.625	07/15/26	EUR	3,500	4,175,787
Energy Transfer Operating LP, Jr. Sub. Notes, Series G (aa)	7.125(ff)	—(rr)		1,275	1,041,579
Entercom Media Corp.,
Gtd. Notes, 144A (aa)	7.250	11/01/24		355	299,526
Sec’d. Notes, 144A (aa)	6.500	05/01/27		1,060	923,156
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25		390	399,750
Sr. Unsec’d. Notes, 144A (aa)	6.500	07/01/27		480	503,592
EQT Corp.,
Sr. Unsec’d. Notes (aa)	3.900	10/01/27		900	864,125
Sr. Unsec’d. Notes	5.000	01/15/29		325	325,000
Sr. Unsec’d. Notes	8.750	02/01/30		175	217,385

Everi Payments, Inc., Gtd. Notes, 144A (aa)	7.500	12/15/25		1,680	1,699,163

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (aa)	5.625%	02/01/26(d)	2,600	$629,976
Gtd. Notes, 144A (aa)	7.375	05/15/24(d)	1,595	391,249
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes (original cost $815,313; purchased 09/29/17 - 09/30/19)(aa)(f)	6.750	06/15/23	925	836,816
Sr. Unsec’d. Notes (original cost $414,438; purchased 01/28/19)(aa)(f)	6.500	05/01/21	475	438,408
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $1,096,188; purchased 05/06/15 - 01/10/19)(f)	8.625	01/15/21	1,100	197,685
Sr. Unsec’d. Notes (original cost $3,598,375; purchased 01/30/17 - 03/21/19)(f)	8.625	01/15/21	3,975	715,500

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A (aa)	7.875	11/15/25	2,225	2,222,416
Ford Motor Co.,
Sr. Unsec’d. Notes (aa)	4.750	01/15/43	4,263	3,944,607
Sr. Unsec’d. Notes (aa)	5.291	12/08/46	3,950	3,760,694
Sr. Unsec’d. Notes (aa)	8.500	04/21/23	3,000	3,310,344
Sr. Unsec’d. Notes (aa)	9.000	04/22/25	2,250	2,647,174

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes (aa)	5.584	03/18/24	1,050	1,102,933
Forestar Group, Inc.,
Gtd. Notes, 144A (aa)	5.000	03/01/28	800	793,594
Gtd. Notes, 144A (aa)	8.000	04/15/24	1,225	1,283,550

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	850	844,906
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28	340	354,841
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.875	01/15/29	450	463,656
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A (aa)	7.625	04/15/26	2,150	2,156,540
Golden Nugget, Inc.,
Gtd. Notes, 144A (aa)	8.750	10/01/25	1,575	1,292,562
Sr. Unsec’d. Notes, 144A (aa)	6.750	10/15/24	925	783,063
Gray Television, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	550	541,791
Gtd. Notes, 144A (aa)	5.875	07/15/26	318	330,945

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (aa)	5.750%	12/01/25	2,250	$2,279,364
Griffon Corp., Gtd. Notes (aa)	5.750	03/01/28	1,325	1,388,662
H&E Equipment Services, Inc., Gtd. Notes (aa)	5.625	09/01/25	1,150	1,192,102
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	335	352,588
HB Fuller Co., Sr. Unsec’d. Notes	4.250	10/15/28	475	483,180
HCA, Inc., Gtd. Notes (aa)	5.625	09/01/28	1,850	2,151,620
Hecla Mining Co., Gtd. Notes (aa)	7.250	02/15/28	480	516,005
Hexion, Inc., Gtd. Notes, 144A (aa)	7.875	07/15/27	1,570	1,629,719
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A (aa)	5.750	10/01/25	1,625	1,497,556
Sr. Unsec’d. Notes, 144A (aa)	6.250	11/01/28	900	826,116
Hilton Domestic Operating Co., Inc.,
Gtd. Notes (aa)	5.125	05/01/26	750	763,125
Gtd. Notes, 144A	5.375	05/01/25	350	363,624
Gtd. Notes, 144A	5.750	05/01/28	400	419,570

Howard Hughes Corp. (The), Gtd. Notes, 144A (aa)	5.375	03/15/25	575	576,654
Howmet Aerospace, Inc., Sr. Unsec’d. Notes (aa)	6.875	05/01/25	575	639,244
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A (aa)	6.250	02/15/26	1,847	1,769,862
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	500	507,958
International Game Technology PLC,
Sr. Sec’d. Notes, 144A (aa)	5.250	01/15/29	600	597,543
Sr. Sec’d. Notes, 144A (aa)	6.250	01/15/27	1,500	1,593,611

Intrado Corp., Gtd. Notes, 144A (aa)	8.500	10/15/25	4,480	4,032,167
Jacobs Entertainment, Inc., Sec’d. Notes, 144A (aa)	7.875	02/01/24	3,025	2,965,287
JBS Investments II GmbH, Gtd. Notes, 144A (aa)	5.750	01/15/28	755	795,291

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A (aa)	6.500%	04/15/29	2,637	$2,963,105
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25	350	374,966
KB Home,
Gtd. Notes (aa)	4.800	11/15/29	500	540,442
Gtd. Notes (aa)	6.875	06/15/27	1,000	1,181,823

L Brands, Inc., Gtd. Notes (aa)	5.625	10/15/23	1,575	1,654,630
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000	05/01/25	125	128,145
LPL Holdings, Inc., Gtd. Notes, 144A (aa)	5.750	09/15/25	1,200	1,242,588
M/I Homes, Inc., Gtd. Notes (aa)	4.950	02/01/28	1,075	1,119,663
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	325	362,082
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	455	484,371
Gtd. Notes, 144A	5.750	09/15/26	125	130,788

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (aa)	10.125	08/01/24	2,425	2,449,184
MEDNAX, Inc., Gtd. Notes, 144A (aa)	6.250	01/15/27	500	515,840
Meritage Homes Corp., Gtd. Notes (aa)	5.125	06/06/27	1,350	1,496,528
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25	290	295,273
MGM Resorts International,
Gtd. Notes (aa)	4.750	10/15/28	975	952,838
Gtd. Notes (aa)	6.000	03/15/23	1,800	1,872,077
Gtd. Notes (aa)	6.750	05/01/25	1,475	1,549,308

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A (aa)	5.375	08/15/27	700	728,204
Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28	450	463,745

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes (aa)	5.000%	10/15/27	1,900	$1,987,847
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	575	234,644
Gtd. Notes, 144A	7.500	01/15/28	550	220,009

Nabors Industries, Inc., Gtd. Notes (aa)	5.750	02/01/25	2,775	734,763
National CineMedia LLC, Sr. Sec’d. Notes, 144A (aa)	5.875	04/15/28	2,075	1,447,390
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A (aa)	5.500	08/15/28	615	613,370
Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	450	498,447
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	1,190	1,226,206
Sr. Sec’d. Notes, 144A	12.250	05/15/24	450	498,662
NCR Corp.,
Gtd. Notes, 144A (aa)	5.000	10/01/28	650	646,757
Gtd. Notes, 144A	5.250	10/01/30	300	297,956
Gtd. Notes, 144A	8.125	04/15/25	400	439,775
New Home Co., Inc. (The),
Gtd. Notes	7.250	04/01/22	3,050	3,108,255
Gtd. Notes, 144A	7.250	10/15/25	400	402,375
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A (aa)	5.625	10/01/28	625	646,632
Gtd. Notes, 144A	5.875	10/01/30	525	551,785
Novelis Corp.,
Gtd. Notes, 144A (aa)	4.750	01/30/30	336	340,765
Gtd. Notes, 144A (aa)	5.875	09/30/26	1,355	1,398,193

NRG Energy, Inc., Gtd. Notes (aa)	5.750	01/15/28	1,240	1,335,001
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	08/15/22	412	380,574
Sr. Unsec’d. Notes (aa)	2.900	08/15/24	1,175	977,886
Sr. Unsec’d. Notes (aa)	3.125	02/15/22	1,286	1,224,145
Sr. Unsec’d. Notes	3.200	08/15/26	250	193,046
Sr. Unsec’d. Notes	3.500	06/15/25	100	80,351
Sr. Unsec’d. Notes (aa)	6.625	09/01/30	900	787,343
Sr. Unsec’d. Notes	6.950	07/01/24	175	168,789

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Olin Corp., Sr. Unsec’d. Notes, 144A (aa)	9.500%	06/01/25	975	$1,153,434
OneMain Finance Corp.,
Gtd. Notes (aa)	6.875	03/15/25	1,392	1,531,958
Gtd. Notes (aa)	7.125	03/15/26	3,050	3,380,378

Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A (aa)	6.250	06/15/25	690	705,587
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A (aa)	6.625	05/13/27	1,775	1,904,476
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	450	458,189
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A (aa)	5.875	10/01/28	650	640,064
Sr. Sec’d. Notes, 144A (aa)	7.500	06/01/25	1,955	2,053,240

Patrick Industries, Inc., Gtd. Notes, 144A (aa)	7.500	10/15/27	875	949,415
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A (aa)	9.250	05/15/25	1,120	999,387
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,000	1,040,741
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A (aa)	5.625	01/15/27	2,475	2,529,577
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	975	999,482
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	150	153,865
PetSmart, Inc., Gtd. Notes, 144A (aa)	7.125	03/15/23	1,825	1,801,284
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	590	590,807
Sr. Sec’d. Notes (aa)	5.250	07/01/30	1,575	1,574,951

Pilgrim’s Pride Corp., Gtd. Notes, 144A (aa)	5.875	09/30/27	4,300	4,543,816
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A (aa)	9.500	10/01/28	650	679,081
Post Holdings, Inc.,
Gtd. Notes, 144A (aa)	5.500	12/15/29	925	999,319

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Post Holdings, Inc., (cont’d.)
Gtd. Notes, 144A (aa)	5.750%	03/01/27		1,650	$1,728,674

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25		225	238,842
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		625	629,365
Primo Water Corp., Gtd. Notes, 144A	3.875	10/31/28	EUR	2,000	2,302,555
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A (aa)	3.875	03/01/31		875	862,749
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (aa)	4.500	09/15/26		1,000	1,005,074
Sr. Unsec’d. Notes, 144A (aa)	6.500	09/15/28		950	978,744

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A (aa)	7.250	04/01/25		1,750	1,729,772
Range Resources Corp.,
Gtd. Notes (aa)	4.875	05/15/25		750	697,116
Gtd. Notes (aa)	5.000	03/15/23		1,532	1,488,657
Gtd. Notes, 144A (aa)	9.250	02/01/26		350	371,085

Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25		405	418,493
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A (aa)	8.250	11/15/26		4,956	5,383,992
Sr. Sec’d. Notes (aa)	4.500	05/15/26	EUR	1,500	1,829,370
Sr. Unsec’d. Notes (aa)	6.875	11/15/26	EUR	3,150	3,963,574

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A (aa)	9.750	12/01/26		3,875	4,174,587
Rite Aid Corp., Sr. Sec’d. Notes, 144A (aa)	8.000	11/15/26		1,122	1,124,369
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	9.125	06/15/23		140	145,777
Sr. Sec’d. Notes, 144A	10.875	06/01/23		245	267,241

Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	7.375	09/01/25		260	264,843
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes (aa)	5.500	11/01/23		225	224,911
Gtd. Notes (aa)	5.625	12/01/25		575	570,259

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.250%	11/15/29	325	$322,191
Gtd. Notes, 144A (aa)	8.250	03/15/26	1,475	1,494,250
Gtd. Notes, 144A (aa)	8.625	07/01/25	1,650	1,713,452

Scotts Miracle-Gro Co. (The), Gtd. Notes (aa)	4.500	10/15/29	1,350	1,436,597
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	405	410,572
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	240	242,608
Sprint Capital Corp., Gtd. Notes (aa)	8.750	03/15/32	1,560	2,334,469
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,100	1,100,000
SSL Robotics LLC, Sr. Sec’d. Notes, 144A (aa)	9.750	12/31/23	1,275	1,418,510
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A (aa)	4.375	07/15/30	1,050	1,085,273
Sr. Unsec’d. Notes, 144A (aa)	4.750	01/15/28	1,350	1,410,360
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	430	445,172

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes (aa)	5.750	03/01/25	1,700	1,731,469
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	270	278,102
Gtd. Notes, 144A (aa)	6.500	03/15/27	1,375	1,441,952

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A (aa)	5.500	01/15/28	3,575	3,286,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	197,573
Gtd. Notes (aa)	5.375	02/01/27	1,300	1,306,683
Gtd. Notes, 144A	4.875	02/01/31	250	244,226
Gtd. Notes, 144A	5.500	03/01/30	150	150,769
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A (aa)	5.875	06/15/27	175	194,130
Gtd. Notes, 144A (aa)	6.625	07/15/27	2,475	2,666,378

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Taylor Morrison Communities, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A (aa)	5.125%	08/01/30	550	$596,749
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A (aa)	5.625	03/01/24	1,803	1,912,451
Gtd. Notes, 144A (aa)	5.875	04/15/23	425	449,037
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	444,875
Sr. Unsec’d. Notes, 144A (aa)	6.750	06/01/25	700	710,518
Tenet Healthcare Corp.,
Gtd. Notes, 144A (aa)	6.125	10/01/28	2,175	2,099,457
Sr. Sec’d. Notes	4.625	07/15/24	350	355,865
Sr. Sec’d. Notes, 144A	4.625	06/15/28	350	355,215
Sr. Unsec’d. Notes (aa)	6.750	06/15/23	4,400	4,639,796
Sr. Unsec’d. Notes (aa)	6.875	11/15/31	525	521,015
Sr. Unsec’d. Notes (aa)	7.000	08/01/25	550	563,753

Terrier Media Buyer, Inc., Gtd. Notes, 144A (aa)	8.875	12/15/27	2,085	2,133,229
TopBuild Corp., Gtd. Notes, 144A (aa)	5.625	05/01/26	1,100	1,133,225
TPC Group, Inc., Sr. Sec’d. Notes, 144A (aa)	10.500	08/01/24	1,475	1,253,997
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,925	425,306
Gtd. Notes, 144A	8.000	02/01/27	975	268,823

TRI Pointe Group, Inc., Gtd. Notes	5.700	06/15/28	370	409,908
Tronox Finance PLC, Gtd. Notes, 144A (aa)	5.750	10/01/25	230	229,661
Tronox, Inc.,
Gtd. Notes, 144A (aa)	6.500	04/15/26	3,375	3,425,227
Sr. Sec’d. Notes, 144A (aa)	6.500	05/01/25	850	897,590

Twin River Worldwide Holdings, Inc., Gtd. Notes, 144A (aa)	6.750	06/01/27	1,350	1,367,440
U.S. Concrete, Inc.,
Gtd. Notes (aa)	6.375	06/01/24	1,600	1,653,672
Gtd. Notes, 144A	5.125	03/01/29	625	636,183
United Rentals North America, Inc.,
Gtd. Notes (aa)	4.000	07/15/30	500	510,015

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes (aa)	4.875%	01/15/28	4,450	$4,673,009
Gtd. Notes (aa)	5.250	01/15/30	1,475	1,599,138

Univision Communications, Inc., Sr. Sec’d. Notes, 144A (aa)	6.625	06/01/27	1,675	1,691,537
Valvoline, Inc., Gtd. Notes, 144A (aa)	4.250	02/15/30	550	561,506
Vector Group Ltd.,
Gtd. Notes, 144A (aa)	10.500	11/01/26	625	643,784
Sr. Sec’d. Notes, 144A (aa)	6.125	02/01/25	2,075	2,071,090
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (aa)	5.750	07/15/25	1,604	1,385,964
Sr. Sec’d. Notes, 144A (aa)	9.500	07/01/25	750	793,965

ViaSat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	505	520,839
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A (aa)	4.250	12/01/26	1,485	1,508,495
Gtd. Notes, 144A (aa)	4.625	12/01/29	1,205	1,252,415
Vistra Operations Co. LLC,
Gtd. Notes, 144A (aa)	5.000	07/31/27	1,330	1,387,692
Gtd. Notes, 144A (aa)	5.625	02/15/27	2,000	2,090,993
WESCO Distribution, Inc.,
Gtd. Notes, 144A (aa)	7.125	06/15/25	1,025	1,106,351
Gtd. Notes, 144A (aa)	7.250	06/15/28	535	585,510

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	650	666,323
William Carter Co. (The), Gtd. Notes, 144A (aa)	5.500	05/15/25	525	551,382
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A (aa)	7.750	08/15/28	1,075	1,038,988
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	300	303,047
Gtd. Notes, 144A (aa)	6.375	05/15/25	625	664,913

WPX Energy, Inc., Sr. Unsec’d. Notes (aa)	5.250	10/15/27	2,425	2,432,028
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A (aa)	4.625	03/01/30	675	658,013

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A (aa)	5.125%	10/01/29	610	$585,925
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	289,404

XPO Logistics, Inc., Gtd. Notes, 144A (aa)	6.750	08/15/24	2,550	2,697,074
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	500	490,705
				413,567,594
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29	530	540,940
Zambia 0.7%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A (aa)	6.875	03/01/26	1,188	1,179,091
Gtd. Notes, 144A	6.875	10/15/27	300	298,500
Gtd. Notes, 144A	7.250	04/01/23	500	502,500
Gtd. Notes, 144A (aa)	7.500	04/01/25	2,245	2,250,263
				4,230,354

Total Corporate Bonds (cost $676,706,496)				657,997,259
Sovereign Bonds 16.2%
Angola 0.7%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,790	1,408,400
Sr. Unsec’d. Notes	9.375	05/08/48	490	374,687
Sr. Unsec’d. Notes	9.500	11/12/25	2,880	2,469,950
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	350	266,408
				4,519,445

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Argentina 2.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125%(cc)	07/09/30	15,126	$5,535,123
Sr. Unsec’d. Notes	0.125(cc)	07/09/35	1,864	608,706
Sr. Unsec’d. Notes	0.125(cc)	01/09/38	10,369	3,864,452
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	508,688
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24	1,910	622,040
Sr. Unsec’d. Notes	9.950	06/09/21	3,585	1,175,481
				12,314,490
Bahrain 0.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes (aa)	6.750	09/20/29	1,240	1,340,157
Sr. Unsec’d. Notes (aa)	7.500	09/20/47	1,471	1,550,764
				2,890,921
Costa Rica 0.4%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158	03/12/45	3,000	2,369,558
Dominican Republic 1.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25	1,225	1,311,670
Sr. Unsec’d. Notes	6.850	01/27/45	1,840	1,974,784
Sr. Unsec’d. Notes	7.450	04/30/44	2,300	2,629,618
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	855	820,008
				6,736,080
Ecuador 0.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30	1,416	941,383
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/35	2,759	1,524,231
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40	901	448,572
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30	414	188,099
				3,102,285

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 1.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	4.550%	11/20/23		1,185	$1,189,330
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	900	1,033,388
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	2,055,668
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	590	677,444
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	955,528
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,598,715
					7,510,073
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,393,159
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	834,947
					2,228,106
Gabon 0.3%
Gabon Government International Bond,
Bonds	6.375	12/12/24		1,410	1,346,566
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	582,806
					1,929,372
Ghana 0.9%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.625	05/16/29		1,310	1,214,726
Sr. Unsec’d. Notes	7.875	03/26/27		630	611,614
Sr. Unsec’d. Notes	8.125	01/18/26		2,550	2,571,293
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		1,060	985,835
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		325	288,391
					5,671,859
Iraq 0.6%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		492	423,584
Sr. Unsec’d. Notes	6.752	03/09/23		3,745	3,483,086
					3,906,670

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast 0.7%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125%	06/15/25	EUR	1,520	$1,841,398
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,623,302
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	945	1,076,742
					4,541,442
Kenya 0.3%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24		950	1,005,769
Sr. Unsec’d. Notes	8.000	05/22/32		900	945,162
					1,950,931
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	295,971
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	380,685
					676,656
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	308,104
Mozambique 0.2%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		1,625	1,339,475
Nigeria 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25		575	603,796
Sr. Unsec’d. Notes	7.696	02/23/38		1,010	929,968
Sr. Unsec’d. Notes	7.875	02/16/32		1,720	1,667,174
Sr. Unsec’d. Notes	8.747	01/21/31		910	943,791
					4,144,729

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Oman 0.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500%	03/08/47		1,120	$904,586
Sr. Unsec’d. Notes	6.750	01/17/48		720	587,157
					1,491,743
Pakistan 0.6%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24		1,840	1,917,311
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21		775	773,301
Sr. Unsec’d. Notes	5.625	12/05/22		870	866,855
					3,557,467
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750	03/13/28	EUR	890	1,029,022
South Africa 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes (aa)	5.875	09/16/25		1,000	1,091,615
Sr. Unsec’d. Notes (aa)	5.875	06/22/30		640	675,475
					1,767,090
Sri Lanka 0.4%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.875	07/25/22		3,300	2,065,368
Sr. Unsec’d. Notes	6.825	07/18/26		660	362,122
					2,427,490
Turkey 1.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes (aa)	4.875	10/09/26		3,000	2,708,400
Sr. Unsec’d. Notes (aa)	6.000	03/25/27		1,440	1,359,362
Sr. Unsec’d. Notes (aa)	6.875	03/17/36		2,945	2,703,660

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes (aa)	4.250%	09/18/22		2,300	$2,190,560
Sr. Unsec’d. Notes (aa)	6.125	05/03/24		1,750	1,671,879
					10,633,861
Ukraine 2.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	800	918,252
Sr. Unsec’d. Notes	7.375	09/25/32		310	297,494
Sr. Unsec’d. Notes	7.750	09/01/21		2,155	2,219,795
Sr. Unsec’d. Notes	7.750	09/01/22		1,310	1,365,736
Sr. Unsec’d. Notes	7.750	09/01/23		1,025	1,066,129
Sr. Unsec’d. Notes	7.750	09/01/25		2,350	2,405,212
Sr. Unsec’d. Notes	7.750	09/01/26		660	669,176
Sr. Unsec’d. Notes	7.750	09/01/27		890	898,401
Sr. Unsec’d. Notes	8.994	02/01/24		650	693,882
Sr. Unsec’d. Notes	9.750	11/01/28		2,925	3,189,794
					13,723,871
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24		340	148,580

Total Sovereign Bonds (cost $118,166,972)					100,919,320

Shares
Common Stocks 0.4%
Colombia 0.0%
Frontera Energy Corp.	44,076	70,522

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
United States 0.4%
AMC Entertainment Holdings, Inc. (Class A Stock)	19,875	$46,905
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	2,447,490
		2,494,395

Total Common Stocks (cost $982,255)		2,564,917

Total Long-Term Investments (cost $860,357,247)		824,568,228

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $11,533,950)(w)	11,533,950	11,533,950

TOTAL INVESTMENTS 134.0% (cost $871,891,197)		836,102,178
Liabilities in excess of other assets(z) (34.0)%		(212,322,868)

Net Assets 100.0%		$623,779,310

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,761,884 and 3.33% of net assets.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
(aa)	Represents security, or a portion thereof, with aggregate value of $506,644,630 segregated as collateral for amount of $234,000,000 borrowed and outstanding as of October 31, 2020.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,924,314. The aggregate value of $2,188,409 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of October 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at October 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/03/20	Citibank, N.A.	GBP	24,549	$32,040,948	$31,803,667	$—	$(237,281)
Euro,
Expiring 11/03/20	Citibank, N.A.	EUR	1,600	1,886,171	1,863,605	—	(22,566)
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	EUR	125,498	148,468,303	146,173,933	—	(2,294,370)
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	EUR	1,548	1,816,690	1,803,325	—	(13,365)
				$184,212,112	$181,644,530	—	(2,567,582)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/03/20	Citibank, N.A.	GBP	24,065	$30,713,598	$31,176,780	$—	$(463,182)
Expiring 11/03/20	Citibank, N.A.	GBP	484	628,243	626,887	1,356	—
Expiring 12/02/20	Citibank, N.A.	GBP	24,549	32,045,759	31,809,453	236,306	—
Euro,
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	EUR	127,579	148,545,269	148,597,684	—	(52,415)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Forward foreign currency exchange contracts outstanding at October 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	EUR	1,067	$1,262,517	$1,243,179	$19,338	$—
Expiring 12/02/20	Citibank, N.A.	EUR	677	789,242	789,157	85	—
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	EUR	125,498	148,561,172	146,266,521	2,294,651	—
				$362,545,800	$360,509,661	2,551,736	(515,597)
						$2,551,736	$(3,083,179)
Credit default swap agreement outstanding at October 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	79,745	$(3,234,283)	$(3,229,774)	$4,509
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).